Income Taxes (Details 3) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforwards		$ 5,320,000	$ 3,798,000	$ 3,865,000
Accounts receivable reserve		131,000	201,000
Contribution carryover		6,000	851,000
Section 163 (j) limitation		120,000	123,000
Stock based compensation		1,611,000	1,053,000
Accrued interest		89,000	127,000
Contract liabilities	$ 5,826,000	5,973,000	0
Deferred rent		0	29,000
Net right-of-use assets		1,772,000	23,000
Other accruals		0	0
Total Deferred Tax Assets		9,049,000	6,205,000
Deferred Tax Liabilities
Fixed Assets		(112,000)	(101,000)
Intangibles		(513,000)	(1,775,000)
Deferred Revenue		(179,000)	(61,000)
Total Deferred Tax Liabilities		(804,000)	(1,937,000)
Net Deferred Tax Asset		8,245,000	4,268,000
Less: valuation allowance		(8,245,000)	(4,268,000)
Net deferred tax / (liabilities)		$ 0	$ 0